Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Sensitivity analysis
Discount rate (as a percent)	7.02%	8.37%
Discount rate
Sensitivity analysis
Decrease in actuarial assumption (in basis points)	0.50%	50.00%
Increase in actuarial assumption	$ 3,037,398	$ 2,601,278